Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Summary of majority shareholders

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	67,515,434	36.1%
Cooper Creek Partners Management LLC	14,921,946	8.0%
Hosking Partners LLP	10,633,729	6.0%
Others	95,811,207
Shares in Treasury	(2,021,799)	—
Total ordinary shares outstanding	186,860,517
(*) 186,860,517 ordinary shares were outstanding at 31 December 2025, comprising 188,882,316 shares in issue less 2,021,799 shares held in treasury

Schedule of change in reserves

	Reserves
	Historical	Share-based comp	Other
	Retained Earnings	Reserves	Reserves	Total
	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2024	(261,140)	28,795	1,044,939	812,594
Share-based compensation	—	4,848	—	4,848
Recording of 2023 profit in reserves	82,662	—	—	82,662
Dividends paid	(9,758)	—	—	(9,758)
Balance at December 31, 2024	(188,236)	33,643	1,044,939	890,346
Share-based compensation	—	1,775	—	1,775
Recording of 2024 profit in reserves	23,538	—	—	23,538
Dividends paid	(10,451)	—	—	(10,451)
Other changes	—	—	35	35
Balance at December 31, 2025	(175,149)	35,418	1,044,974	905,243

Summary of valuation adjustments

Valuation adjustments comprise the following at December 31:

	2025	2024
	US$'000	US$'000
Actuarial gains	10,083	7,924
Hedging instruments	(7,025)	(135)
Deferred tax income (See Note 24)	1,619	841
Total	4,677	8,630

Schedule of changes in non-controlling interests

Balance
US$'000
Balance at January 1, 2024	121,825
Loss for the year	(2,738)
Dividends paid	(2,917)
Translation differences	(2,939)
Other	507
Balance at December 31, 2024	113,738
Loss for the year	(6,412)
Dividends paid	(12,740)
Translation differences	1,807
Other	247
Balance at December 31, 2025	96,640

Summary of financial information for non-controlling interests

	2025		2024		2023
	WVA	QSLP	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Statements of Financial Position
Non-current assets	78,106	44,643	79,123	34,440	87,698	39,543
Current assets	53,987	50,441	74,289	53,667	71,329	68,073
Non-current liabilities	3,757	21,756	5,079	17,317	6,660	11,908
Current liabilities	19,655	7,805	26,632	11,529	26,770	26,378
Income Statements
Sales	185,660	95,936	194,643	108,582	211,118	148,313
Operating (loss) profit	(2,742)	1,227	(4,513)	2,640	13,513	22,151
(Loss) profit before taxes	(1,812)	1,081	(4,516)	2,500	13,513	21,561
Net income (loss)	631	434	(1,434)	1,035	5,466	10,679
Cash Flow Statements
Cash flows (used in) provided by operating activities	(11,737)	93	17,497	(4,097)	18,712	31,000
Cash flows used in investing activities	(4,495)	(6,597)	(8,054)	(7,484)	(13,107)	(6,725)
Cash flows (used in) provided by financing activities	—	(657)	—	(786)	—	—
Exchange differences on cash and cash equivalents in foreign currencies	—	(435)	—	(424)	—	—
Beginning balance of cash and cash equivalents	36,169	17,433	26,726	30,224	21,122	5,949
Ending balance of cash and cash equivalents	19,937	9,837	36,169	17,433	26,727	30,224